Financial Statement Components - Summary of Property and Equipment Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (92)	$ (82)	$ (182)
Property and equipment, net	27,597	24,165	1,476
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	881	96	96
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	322	322	29
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	545	101
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment			328
Construction in-progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 25,941	$ 23,728	$ 1,205